Property, Plant and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Property, Plant and Equipment [Line Items]
Depreciation	$ 49,538,000	$ 49,866,000	$ 46,986,000
Amortization of intangible assets	54,590,000	55,780,000	57,098,000
Accumulated depreciation on assets	322,478,000	291,236,000
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets	8,200,000	6,700,000	5,700,000
Capital leases [Member]
Property, Plant and Equipment [Line Items]
Machinery and equipment	11,500,000	10,900,000
Accumulated depreciation on assets	$ 6,100,000	$ 4,500,000